Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 13,106,240	$ 10,129,869	$ 6,807,726
Unrealized gains (losses) on securities available for sale:
Unrealized holding gains (losses) arising during the period before tax	(40,839)	7,914,236	803,133
Less reclassification adjustment for gains (losses) included in net income before tax	42,200	1,353,681	(113,800)
	(83,039)	6,560,555	916,933
Tax expense (benefit)	(35,008)	2,510,006	348,376
Other comprehensive income (loss), net of tax	(48,031)	4,050,549	568,557
Comprehensive income attributable to QCR Holdings, Inc.	$ 13,058,209	$ 14,180,418	$ 7,376,283